OTHER CURRENT FINANCIAL ASSETS - Breakdown of other current financial assets by related parties and third parties (Details) RM in Millions, $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		Rp 1,120			Rp 200
Escrow accounts		74			176
Mutual funds		77			71
Others		32			107
Total other current financial assets	$ 93	1,303			554
Bahana TCW
OTHER CURRENT FINANCIAL ASSETS
Mutual funds		77			71
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts		47			142
Rupiah | Others (each below Rp75 billion)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		18			18
Others		32			102
USD
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	2	27		$ 1	15
USD | SCB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits				8	111
USD | Others (each below Rp75 billion)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	5	71		$ 5	71
Malaysian ringgits
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts			RM 6		19
Malaysian ringgits | Others (each below Rp75 billion)
OTHER CURRENT FINANCIAL ASSETS
Others			RM 2		Rp 5
Related parties
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		1,031
BNI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		60
BNI | USD
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	20	278
BRI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		120
BRI | USD
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	14	197
Bank Mandiri | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		180
Bank Mandiri | USD
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	5	70
BTN | USD
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	$ 9	Rp 126